Capital Stock (Details) - USD ($)			12 Months Ended
	Apr. 01, 2022	Nov. 01, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Nov. 24, 2021
Capital Stock (Details) [Line Items]
Common stock, shares issued (in Shares)			736,247	2,474,843
Net proceeds				$ 8,737,634
Escrow trust account				$ 200,000
Collected amount			$ 200,000
Aggregate value			$ 3,455,680
Common shares, value						$ 1,250,007
Aggregate shares (in Shares)			365,000
Stock options percentage			25.00%
Aggregate intrinsic value
Unrecognized compensation cost			$ 123,397
Recognized term			29 days
Aggregate of granted shares (in Shares)			875,000
Fair value per share (in Dollars per share)		$ 4.1	$ 4.1
Share-based awards, description			These share-based awards have a vesting period of ranging from 1 year to 2 years from the grant date in ranging from 3 equal instalments to 5 equal instalments in the vesting periods. During the year ended September 30, 2022, an aggregate of 640,000 shares were issued to these directors, officers and employees under the November 1, 2021 Grant.
Restricted stock divided price			$ 30,000
Grant of shares	$ 27,000	$ 27,000
Annual bonus shares (in Shares)		80,000	80,000
Stock-based compensation expenses			$ 3,455,680
Performance-based share (in Shares)		90,000
IPO [Member]
Capital Stock (Details) [Line Items]
Escrow trust account				$ 200,000
Share-Based Awards [Member]
Capital Stock (Details) [Line Items]
Aggregate shares (in Shares)			16,247
Mr. Gary Pratt [Member] | Ms. Majorie Cowan [Member]
Capital Stock (Details) [Line Items]
Grant of shares		$ 22,500
Acquisition of AEGC [Member]
Capital Stock (Details) [Line Items]
Common stock, shares issued (in Shares)			201,614